Columbia Acorn Trust

Columbia Acorn Fund

Columbia Acorn International

Columbia Acorn USA

Columbia Acorn Select

Columbia Acorn International Select

Columbia Thermostat Fund

Supplement dated August 7, 2006 to the
Prospectuses dated May 1, 2006

The Funds listed above are each a “Fund” and collectively, the “Funds,” and the Columbia Acorn Trust is referred to as the “Trust.”  This supplement replaces in its entirety the prospectus supplement dated August 1, 2006.

1. The following is applicable to the Class A, B and C share prospectuses of each Fund:

On July 18, 2006, the board of trustees, including a majority of the independent trustees, reduced by 0.10% the Rule 12b-1 fees applicable to the Class B shares of each Fund. Effective August 1, 2006, Class B shares of each Fund are subject to a 12b-1 fee of 0.75%. Please consult your financial advisor to assess the impact this fee reduction might have in any analysis of the relative attractiveness of investing in any of the three share classes.

As a result of this reduction, the following changes are made to each Fund’s Class A, B and C share prospectus:

a. The charts entitled “Annual Fund Operating Expenses” and “Example Expenses for a $10,000 investment” in the section “Commissions and Other Expenses” are replaced for each Fund as follows:

Columbia Acorn Fund

Annual Fund Operating Expenses (deducted directly from Fund assets)

	Class A	Class B	Class C
Management fees(1) (%)	0.64	0.64	0.64
Distribution and service (12b-1) fees (%)	0.25	0.75	1.00
Other expenses(2) (%)	0.15	0.24	0.19
Total annual fund operating expenses(2) (%)	1.04	1.63	1.83

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the “Trust”) pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust’s average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in “Other expenses.”

(2) The Fund’s adviser and/or affiliates have voluntarily agreed to waive a portion of “Other expenses.” If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.03%, 1.62% and 1.82%, respectively. This arrangement may be modified or terminated by the Fund’s adviser and/or its affiliates at any time.

Example Expenses for a $10,000 investment (your actual costs may be higher or lower)

Class	1 Year	3 Years	5 Years	10 Years
Class A:	$ 675	$ 887	$ 1,116	$ 1,773
Class B: did not sell your shares	$ 166	$ 514	$ 887	$ 1,775
sold all your shares at the
end of the period	$ 666	$ 814	$ 1,087	$ 1,775
Class C: did not sell your shares	$ 186	$ 576	$ 990	$ 2,148
sold all your shares at the
end of the period	$ 286	$ 576	$ 990	$ 2,148

Columbia Acorn International

Annual Fund Operating Expenses (deducted directly from Fund assets)

	Class A	Class B	Class C
Management fees(1) (%)	0.79	0.79	0.79
Distribution and service (12b-1) fees (%)	0.25	0.75	1.00
Other expenses(2) (%)	0.28	0.39	0.32
Total annual fund operating expenses(2) (%)	1.32	1.93	2.11

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the “Trust”) pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust’s average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in “Other expenses.”

(2) The Fund’s adviser and/or affiliates have voluntarily agreed to waive a portion of “Other expenses.” If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.30%, 1.91% and 2.09%, respectively. This arrangement may be modified or terminated by the Fund’s adviser and/or its affiliates at any time.

Example Expenses for a $10,000 investment (your actual costs may be higher or lower)

Class	1 Year	3 Years	5 Years	10 Years
Class A:	$ 702	$ 969	$ 1,257	$ 2,074
Class B: did not sell your shares	$ 196	$ 606	$ 1,042	$ 2,096
sold all your shares at the end of
the period	$ 696	$ 906	$ 1,242	$ 2,096
Class C: did not sell your shares	$ 214	$ 661	$ 1,134	$ 2,441
sold all your shares at the end of
the period	$ 314	$ 661	$ 1,134	$ 2,441

Columbia Acorn USA

Annual Fund Operating Expenses (deducted directly from Fund assets)

	Class A	Class B	Class C
Management fees(1)(2) (%)	0.87	0.87	0.87
Distribution and service (12b-1) fees (%)	0.25	0.75	1.00
Other expenses(3) (%)	0.17	0.27	0.21
Total annual fund operating expenses(3) (%)	1.29	1.89	2.08

(1) Expenses have been adjusted to reflect current contractual arrangements.

(2) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the “Trust”) pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust’s average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in “Other expenses.”

(3) The Fund’s adviser and/or affiliates have voluntarily agreed to waive a portion of “Other expenses.” If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.28%, 1.88% and 2.07%, respectively. This arrangement may be modified or terminated by the Fund’s adviser and/or its affiliates at any time.

Example Expenses for a $10,000 investment (your actual costs may be higher or lower)

Class	1 Year	3 Years	5 Years	10 Years
Class A:	$ 699	$ 960	$ 1,242	$ 2,042
Class B: did not sell your shares	$ 192	$ 594	$ 1,021	$ 2,055
sold all your shares at the end of
the period	$ 692	$ 894	$ 1,221	$ 2,055
Class C: did not sell your shares	$ 211	$ 652	$ 1,119	$ 2,410
sold all your shares at the end of
the period	$ 311	$ 652	$ 1,119	$ 2,410

Columbia Acorn Select

Annual Fund Operating Expenses (deducted directly from Fund assets)

	Class A	Class B	Class C
Management fees(1) (%)	0.82	0.82	0.82
Distribution and service (12b-1) fees (%)	0.25	0.75	1.00
Other expenses(2) (%)	0.21	0.34	0.28
Total annual fund operating expenses(2)(3) (%)	1.28	1.91	2.10

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the “Trust”) pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust’s average daily net assets as of December 31,

2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in “Other expenses.”

(2) The Fund’s adviser and/or affiliates have voluntarily agreed to waive a portion of “Other expenses.” If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.26%, 1.89% and 2.08%, respectively. This arrangement may be modified or terminated by the Fund’s adviser and/or its affiliates at any time.

(3) The Fund’s adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class A, Class B and Class C shares. This arrangement may be modified or terminated by the Fund’s adviser on 30 days’ notice.

Example Expenses for a $10,000 investment (your actual costs may be higher or lower)

Class	1 Year	3 Years	5 Years	10 Years
Class A:	$ 698	$ 958	$ 1,237	$ 2,031
Class B: did not sell your shares	$ 194	$ 600	$ 1,032	$ 2,069
sold all your shares at the end of
the period	$ 694	$ 900	$ 1,232	$ 2,069
Class C: did not sell your shares	$ 213	$ 658	$ 1,129	$ 2,431
sold all your shares at the end of
the period	$ 313	$ 658	$ 1,129	$ 2,431

Columbia Acorn International Select

Annual Fund Operating Expenses (deducted directly from Fund assets)

	Class A	Class B	Class C
Management fees(1) (%)	0.94	0.94	0.94
Distribution and service (12b-1) fees (%)	0.25	0.75	1.00
Other expenses(2) (%)	0.61	0.79	0.67
Total annual fund operating expenses(2)(3) (%)	1.80	2.48	2.61

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the “Trust”) pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust’s average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in “Other expenses.”

(2) The Fund’s adviser and/or affiliates have voluntarily agreed to waive a portion of “Other expenses.” If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.70%, 2.20% and 2.45%, respectively, taking into consideration the adviser fee reimbursement discussed in footnote 3, below. This arrangement may be modified or terminated by the Fund’s adviser and/or its affiliates at any time.

(3) The Fund’s adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class A, Class B and Class C, respectively. This arrangement may be modified or terminated by the Fund’s adviser on 30 days’ notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.70%, 2.20% and 2.45%, respectively, taking into consideration the waiver discussed in footnote 2, above.

Example Expenses for a $10,000 investment (your actual costs may be higher or lower)

Class	1 Year	3 Years	5 Years	10 Years
Class A:	$ 747	$1,109	$ 1,494	$ 2,569
Class B: did not sell your shares	$ 251	$773	$ 1,321	$ 2,649
sold all your shares at the
end of the period	$ 751	$1,073	$ 1,521	$ 2,649
Class C: did not sell your shares	$ 264	$811	$ 1,385	$ 2,944
sold all your shares at the
end of the period	$ 364	$811	$ 1,385	$ 2,944

Columbia Thermostat Fund

Annual Fund Operating Expenses (deducted directly from Fund assets)

	Class A	Class B	Class C
Management fees(1) (%)	0.10	0.10	0.10
Distribution and service (12b-1) fees (%)	0.25	0.75	1.00
Other expenses (%)	0.30	0.34	0.33
Total annual fund operating expenses (%)	0.65	1.19	1.43
Expense reimbursement/waiver (%)	(0.15)	(0.19)	(0.18)
Net expense ratio(2) (%)	0.50	1.00	1.25
Expense ratio of Portfolio Funds (%)	0.75	0.75	0.75
Net expense ratio including expenses of Portfolio Funds(3) (%)	1.25	1.75	2.00
Gross expense ratio including expenses of Portfolio Funds (%)	1.40	1.94	2.18

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the “Trust”) pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust’s average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in “Other expenses.”

(2) The Fund’s Adviser has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies) do not exceed 0.25% annually through April 30, 2007. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2006. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund’s ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies) will not exceed 0.25% annually.

(3) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years. Based on this allocation, the Fund’s estimated indirect annual expenses would have been 0.75%. Such expense ratios ranged from 0.50% to 0.99%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund’s assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund’s net assets among the underlying Columbia Funds as shown on page 4 would have been as follows: Columbia Acorn Fund, 7.5%; Columbia Acorn Select Fund, 5%; Columbia Large Cap Value Fund, 7.5%; Columbia Acorn International, 7.5%; Columbia Dividend Income Fund, 10%; Columbia LargeCap Enhanced Core Fund, 12.5%; Columbia Federal Securities Fund, 15%; Columbia Intermediate Bond Fund, 25%; and Columbia Conservative High Yield Fund, 10%.

Example Expenses for a $10,000 investment(1) (your actual costs may be higher or lower)

Class	1 Year	3 Years	5 Years	10 Years
Class A:	$ 695	$ 979	$ 1,283	$ 2,146
Class B: did not sell your shares	$ 178	$ 591	$ 1,029	$ 2,109
sold all your shares at the end
of the period	$ 678	$ 891	$ 1,229	$ 2,109
Class C: did not sell your shares	$ 203	$ 665	$ 1,153	$ 2,499
sold all your shares at the end
of the period	$ 303	$ 665	$ 1,153	$ 2,499

(1) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one-year period reflect the contractual cap on expenses referred to in footnote (2), but this arrangement is not reflected in the example expenses for the second and third years of the three-year period, the second through fifth years of the five year period, or the second through tenth years of the ten year period.

b. The third bullet point in the section “Choosing a Share Class” is replaced in its entirety as follows:

•                  Class A shares can be more advantageous to an investor who intends to hold the shares for several years and invests an amount large enough to qualify for a reduced rate of initial sales commission, taking into account the commissions you may pay when redeeming shares of other classes. To project whether Class A shares might be more advantageous, you should consider, among other factors, the time period you intend to hold the shares, your initial sales commission and a comparison of the total annual expenses of Class A shares to the expenses of other share classes. Class A shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.25% of the average value of the shares.

c. For Columbia Acorn Fund, Columbia Acorn USA and Columbia Acorn Select, the fourth bullet point in the section “Choosing a Share Class” is replaced in its entirety as follows:

•                  Class B shares are no longer offered to new investors. A Class B shareholder of the Fund whose account has a value of less than $50,000 (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares) may purchase additional Class B shares of the Fund to increase the account value up to a maximum of $49,999; any additional investment by the shareholder in that Fund will be invested in Class A shares of the Fund, without regard to the normal investment minimum for Class A shares, but will be subject to the applicable Class A shares up-front commission. Class B shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.75% of the average value of the shares and automatically convert to Class A shares after eight years.

d. For Columbia Acorn International, Columbia Acorn International Select and Columbia Thermostat Fund, the fourth bullet point in the section “Choosing a Share Class” is replaced in its entirety as follows:

•                  Class B shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.75% of the average value of the shares and automatically convert to Class A shares after eight years. A Class B shareholder of the Fund whose account has a value of less than $50,000 (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares) may purchase additional Class B shares of the Fund to increase the account value up to a maximum of $49,999; any additional investment by the shareholder in that Fund will be invested in Class A shares of the Fund, without regard to the normal investment minimum for Class A shares, but will be subject to the applicable Class A shares up-front commission.

e. The section entitled “Sales Charges (Commissions) – Rule 12b-1 Plan” is replaced in its entirety as follows:

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that permits it to pay its distributor ongoing sales and marketing fees (commissions) to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor, and your financial advisor may receive all or a portion of those fees attributable to your shares. The annual fee, as a percentage of the value of the shares, is normally 0.25% for Class A, 0.75% for Class B and 1.00% for Class C shares. These fees are paid out of the assets of these classes. Over time, these fees reduce the return on your investment. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the Rule 12b-1 fee thereafter.

f. In the section entitled “Your Account – Sales Charges – Class B shares,” the last two sentences appearing under the table entitled “Class B Sales Charges” are revised as follows:

In addition, from the annual fee of 0.75% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, the distributor receives 0.50% of the value of the shares for each of the first eight years, or an aggregate 4.00% over eight years, which will offset the commission it paid to your financial advisor. Your financial advisor is paid the remaining 0.25% as an ongoing commission for the life of your investment.

g. The Class B expense tables in the Appendix entitled “Hypothetical Investment and Expense Information” are replaced as follows:

Columbia Acorn Fund - Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	1.63%	3.37%	$ 10,337.00	$ 165.75
2	10.25%	1.63%	6.85%	$ 10,685.36	$ 171.33
3	15.76%	1.63%	10.45%	$ 11,045.45	$ 177.11
4	21.55%	1.63%	14.18%	$ 11,417.69	$ 183.07
5	27.63%	1.63%	18.02%	$ 11,802.46	$ 189.24
6	34.01%	1.63%	22.00%	$ 12,200.20	$ 195.62
7	40.71%	1.63%	26.11%	$ 12,611.35	$ 202.21
8	47.75%	1.63%	30.36%	$ 13,036.35	$ 209.03
9	55.13%	1.04%	35.53%	$ 13,552.59	$ 138.26
10	62.89%	1.04%	40.89%	$ 14,089.28	$ 143.74

Total Gain After Fees & Expenses				$ 4,089.28
Total Annual Fees & Expenses					$ 1,775.37

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Acorn International Fund - Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	1.93%	3.07%	$ 10,307.00	$ 195.96
2	10.25%	1.93%	6.23%	$ 10,623.42	$ 201.98
3	15.76%	1.93%	9.50%	$ 10,949.56	$ 208.18
4	21.55%	1.93%	12.86%	$ 11,285.72	$ 214.57
5	27.63%	1.93%	16.32%	$ 11,632.19	$ 221.16
6	34.01%	1.93%	19.89%	$ 11,989.30	$ 227.95
7	40.71%	1.93%	23.57%	$ 12,357.37	$ 234.95
8	47.75%	1.93%	27.37%	$ 12,736.74	$ 242.16
9	55.13%	1.32%	32.05%	$ 13,205.45	$ 171.22
10	62.89%	1.32%	36.91%	$ 13,691.41	$ 177.52

Total Gain After Fees & Expenses				$ 3,691.41
Total Annual Fees & Expenses					$ 2,095.64

Columbia Acorn USA Fund - Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	1.89%	3.11%	$ 10,311.00	$ 191.94
2	10.25%	1.89%	6.32%	$ 10,631.67	$ 197.91
3	15.76%	1.89%	9.62%	$ 10,962.32	$ 204.06
4	21.55%	1.89%	13.03%	$ 11,303.25	$ 210.41
5	27.63%	1.89%	16.55%	$ 11,654.78	$ 216.95
6	34.01%	1.89%	20.17%	$ 12,017.24	$ 223.70
7	40.71%	1.89%	23.91%	$ 12,390.98	$ 230.66
8	47.75%	1.89%	27.76%	$ 12,776.34	$ 237.83
9	55.13%	1.29%	32.50%	$ 13,250.34	$ 167.87
10	62.89%	1.29%	37.42%	$ 13,741.92	$ 174.10

Total Gain After Fees & Expenses				$ 3,741.92
Total Annual Fees & Expenses					$ 2,055.43

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Acorn Select Fund - Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	1.91%	3.09%	$ 10,309.00	$ 193.95
2	10.25%	1.91%	6.28%	$ 10,627.55	$ 199.94
3	15.76%	1.91%	9.56%	$ 10,955.94	$ 206.12
4	21.55%	1.91%	12.94%	$ 11,294.48	$ 212.49
5	27.63%	1.91%	16.43%	$ 11,643.48	$ 219.06
6	34.01%	1.91%	20.03%	$ 12,003.26	$ 225.83
7	40.71%	1.91%	23.74%	$ 12,374.16	$ 232.80
8	47.75%	1.91%	27.57%	$ 12,756.52	$ 240.00
9	55.13%	1.28%	32.31%	$ 13,231.07	$ 166.32
10	62.89%	1.28%	37.23%	$ 13,723.26	$ 172.51

Total Gain After Fees & Expenses				$ 3,723.26
Total Annual Fees & Expenses					$ 2,069.02

Columbia Acorn International Select Fund - Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	2.48%	2.52%	$ 10,252.00	$ 251.12
2	10.25%	2.48%	5.10%	$ 10,510.35	$ 257.45
3	15.76%	2.48%	7.75%	$ 10,775.21	$ 263.94
4	21.55%	2.48%	10.47%	$ 11,046.75	$ 270.59
5	27.63%	2.48%	13.25%	$ 11,325.12	$ 277.41
6	34.01%	2.48%	16.11%	$ 11,610.52	$ 284.40
7	40.71%	2.48%	19.03%	$ 11,903.10	$ 291.57
8	47.75%	2.48%	22.03%	$ 12,203.06	$ 298.92
9	55.13%	1.80%	25.94%	$ 12,593.56	$ 223.17
10	62.89%	1.80%	29.97%	$ 12,996.55	$ 230.31

Total Gain After Fees & Expenses				$ 2,996.55
Total Annual Fees & Expenses					$ 2,648.89

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Thermostat Fund - Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	1.00%	4.00%	$10,400.00	$102.00
2	10.25%	1.19%	7.96%	$10,796.24	$126.12
3	15.76%	1.19%	12.08%	$11,207.58	$130.92
4	21.55%	1.19%	16.35%	$11,634.59	$135.91
5	27.63%	1.19%	20.78%	$12,077.86	$141.09
6	34.01%	1.19%	25.38%	$12,538.03	$146.46
7	40.71%	1.19%	30.16%	$13,015.73	$152.04
8	47.75%	1.19%	35.12%	$13,511.63	$157.84
9	55.13%	0.65%	40.99%	$14,099.38	$89.74
10	62.89%	0.65%	47.13%	$14,712.71	$93.64

Total Gain After Fees & Expenses				$4,712.71	$1,275.76
Total Annual Fees & Expenses

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

2. The following is applicable to the Class A, B, C and Z share prospectuses of Columbia Acorn USA and Columbia Acorn Select:

On July 18, 2006, the board of trustees, including a majority of the independent trustees, approved amendments to the investment advisory agreement between the Trust and Columbia Wanger Asset Management, L.P. (“CWAM”) to provide additional breakpoints in the advisory fees paid by Columbia Acorn USA and Columbia Acorn Select to CWAM at net asset levels in excess of $2 billion and $3 billion for each Fund. Effective August 1, 2006, the advisory fees paid by Columbia Acorn USA and Columbia Acorn Select to CWAM will be as follows:

Columbia Acorn USA

Assets	Rate of Fee

Up to $200 million	0.940%
$200 million to $500 million	0.890%
$500 million to $2 billion	0.840%
$2 billion to $3 billion	0.800%
$3 billion and over	0.700%

Columbia Acorn Select

Assets	Rate of Fee

Up to $700 million	0.850%
$700 million to $2 billion	0.800%
$2 billion to $3 billion	0.750%
$3 billion and over	0.700%

INT-47/112365-0806